Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Derivative financial instruments

16 Derivative financial instruments

The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 23.

	2018		2017

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	181	83	97	14

– cross-currency swaps	282	-	263	–

Cash flow hedges

– interest rate swaps	-	98	1	–

– cross-currency swaps	149	56	187	–

– forward foreign currency contracts	61	42	82	73

Net investment hedges

– forward foreign currency contracts	10	174	85	39

Held-for-trading*

– interest rate swaps	6	-	68	77

– forward foreign currency contracts	46	63	35	31

Total	735	516	818	234

Current	179	302	228	155

Non-current	556	214	590	79

	735	516	818	234

Derivatives

– in respect of net debt	647	269	640	117

– other	88	247	178	117

	735	516	818	234

*

Derivatives which do not meet the tests for hedge accounting under IFRS 9 (previously under IAS 39) or which are not designated as hedging instruments are referred to as “held-for-trading”. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group do not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

For cash flow hedges, the timing of expected cash flows is as follows: assets of £210 million (2017: £270 million) of which £59 million (2017: £73 million) is expected within one year and £149 million (2017: £165 million) beyond five years and liabilities of £196 million (2017: £73 million) of which £39 million (2017: £69 million) is expected within one year and £113 million (2017: £ nil) beyond five years.

The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 20. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 20.

The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2018				2017

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	7,081	(6,526)	9,876	(9,749)	8,874	(8,702)	5,929	(6,059)

– cross-currency swaps	55	(54)	33	(92)	56	(97)	-	-

Between one and two years

– forward foreign currency contracts	332	(330)	449	(441)	339	(328)	229	(230)

– cross-currency swaps	36	(43)	20	(73)	89	(135)	–	–

Between two and three years

– cross-currency swaps	830	(771)	1,008	(1,075)	60	(108)	–	–

Between three and four years

– cross-currency swaps	15	(26)	17	(38)	1,812	(1,782)	–	–

Between four and five years

– cross-currency swaps	733	(592)	690	(730)	32	(62)	–	–

Beyond five years

– cross-currency swaps	754	(625)	469	(490)	2,623	(2,366)	–	–

	9,836	(8,967)	12,562	(12,688)	13,885	(13,580)	6,158	(6,289)

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2018		2017

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	53	40	44	18

Between one and two years	48	19	34	5

Between two and three years	45	15	28	6

Between three and four years	26	13	26	6

Between four and five years	23	15	12	7

Beyond five years	15	23	28	51

	210	125	172	93

The items designated as hedging instruments are as follows:

		2018

	Nominal amount	Changes in fair
	of hedging	value used for
	instrument	calculating
		hedge ineffectiveness for 2018
	£m	£m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	4,470	11

– cross-currency swaps	1,561	19

Cash flow hedges

– interest rate swaps	2,715	(98)

– cross-currency swaps	2,856	(91)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,574	(4)

Net investment hedges (derivative related)

– forward foreign currency contracts	5,291	(166)

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	4,647	(226)